Hedge accounting (Detail 6) - Interest rate - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	$ 0	$ 0
Derivative financial liabilities	0	7
Fair value hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	20,383	23,367
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	2	12
Derivative financial liabilities	5	1
Cash flow hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	2,179	10,803
Derivative financial assets	0	0
Derivative financial liabilities	0	0
UBS AG | Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	0	0
Derivative financial liabilities	0	7
UBS AG | Fair value hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	20,383	23,367
Derivative financial assets	0	0
Derivative financial liabilities	0	0
UBS AG | Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Derivative financial assets	2	12
Derivative financial liabilities	5	1
UBS AG | Cash flow hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Table]
Nominal amount	2,179	10,803
Derivative financial assets	0	0
Derivative financial liabilities	$ 0	$ 0